SHAREHOLDERS' EQUITY (Narrative) (Details)	12 Months Ended			1 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2007 2004 Share Option Plan [Member] Employee Stock Option [Member]	Dec. 31, 2005 2004 Share Option Plan [Member] Employee Stock Option [Member]	Oct. 31, 2004 2004 Share Option Plan [Member] Employee Stock Option [Member]	Dec. 31, 2013 2004 Share Option Plan [Member] Employee Stock Option [Member]	Sep. 10, 2013 2004 Share Option Plan [Member] Restricted Shares [Member] ILS	Sep. 10, 2013 2004 Share Option Plan [Member] Restricted Shares [Member] Vesting Year One [Member]	Sep. 10, 2013 2004 Share Option Plan [Member] Restricted Shares [Member] Vesting Quarterly After Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares authorized for issuance						240,000
Exercise price must exceed the fair value of ordinary shares, percentage						95.00%
Options, contractual term						10 years
Options granted
Options granted, exercise price
Additional number of shares authorized for issuance					250,000
Number of shares transferred between plans				618,500
Restricted shares granted								334,500
Restricted shares granted, purchase price per share								0.10
Reverse vesting schedule, duration								3 years
Vesting percentage									33.33%	8.3325%
Options available for grant							307,417